Trading Account Profits and Losses [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Net Trading Gains (Losses) [Table Text Block]

	2015	2016	2017
	(in millions)
Interest rate and other derivative contracts	¥(37,486)	¥434,323	¥(325,007)
Trading account securities, excluding derivatives	1,186,147	(157,669)	(314,177)

Trading account profits (losses)—net	1,148,661	276,654	(639,184)
Foreign exchange derivative contracts(1)	(217,524)	374,324	(183,159)

Net trading gains (losses)	¥931,137	¥650,978	¥(822,343)

Note:

(1)	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of income. Foreign exchange gains (losses)—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.